UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

(Exact name of registrant as specified in charter)
ONE LINCOLN STREET
4TH FLOOR
BOSTON, MA 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Nancy L. Conlin, Secretary	Philip H. Newman, Esq.
State Street Bank and Trust Company	Goodwin Procter LLP
4 Copley Place, 5th Floor, CPH 0326	Exchange Place
Boston, Massachusetts 02116	Boston, MA 02109
Registrant’s telephone number, including area code: (617)- 662-3966
Date of fiscal year end: December 31
Date of reporting period: March 31, 2009

Item 1. Schedule of Investments.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

	Name of Issuer	Interest	Maturity	Principal	Amortized
Rating*	and Title of Issue	Rate	Date	Amount	Cost †

	COMMERCIAL PAPER — 15.83%
	Bank Domestic — 3.07%
P-1, A-1	JPMorgan Chase Funding, Inc. (a)	0.500%	05/11/2009	$300,000,000	$299,833,333

	Bank Foreign — 9.19%
P-1, A-1+	Australia & New Zealand Banking Group, Ltd. (a)	0.700%	04/14/2009	100,000,000	99,974,722
P-1, A-1+	Banco Bilbao Vizcaya Argentaria/London (a)	0.900%	05/13/2009	250,000,000	249,737,500
P-1, A-1+	Banco Bilbao Vizcaya Argentaria/London (a)	0.900%	05/14/2009	250,000,000	249,731,250
P-1, A-1+	National Australia Funding Delaware, Inc. (a)	0.720%	04/20/2009	150,000,000	149,943,000
P-1, A-1+	Societe Generale	1.020%	06/15/2009	150,000,000	149,681,250

					899,067,722

	Finance Non-Captive Diversified — 3.57%
P-1, A-1+	General Electric Co.	0.700%	05/19/2009	50,000,000	49,953,333
P-1, A-1+	General Electric Co.	0.500%	06/25/2009	200,000,000	199,763,889
P-1, A-1+	General Electric Co.	0.500%	06/26/2009	100,000,000	99,880,556

					349,597,778

	TOTAL COMMERCIAL PAPER				1,548,498,833

	CERTIFICATES OF DEPOSIT — 1.53%
	Bank Domestic — 1.53%
P-1, A-1+	Chase Bank USA NA	0.500%	04/13/2009	150,000,000	150,000,000

	TOTAL CERTIFICATES OF DEPOSIT				150,000,000

	YANKEE CERTIFICATES OF DEPOSIT — 46.78%
	Bank Foreign — 46.78%
P-1, A-1+	Bank of Nova Scotia	0.600%	04/06/2009	200,000,000	200,000,000
P-1, A-1+	Bank of Nova Scotia	0.700%	06/04/2009	150,000,000	150,000,000
P-1, A-1+	Bank of Nova Scotia	0.600%	06/24/2009	175,000,000	175,000,000
P-1, A-1+	Barclays Bank PLC	1.000%	05/19/2009	250,000,000	250,000,000
P-1, A-1+	Barclays Bank PLC	1.000%	05/20/2009	200,000,000	200,000,000
P-1, A-1+	BNP Paribas (NY Branch)	0.930%	06/11/2009	450,000,000	450,000,000
P-1, A-1+	Calyon (NY Branch)	1.200%	05/19/2009	200,000,000	200,000,000
P-1, A-1+	Calyon (NY Branch)	1.050%	06/15/2009	200,000,000	200,000,000
P-1, A-1+	Calyon (NY Branch)	0.950%	06/17/2009	100,000,000	100,000,000
P-1, A-1	Deutsche Bank AG NY	0.620%	06/22/2009	250,000,000	250,000,000
P-1, A-1	Deutsche Bank AG NY	0.620%	06/23/2009	250,000,000	250,000,000
P-1, A-1+	DNB Nor Bank ASA	0.820%	06/04/2009	200,000,000	200,000,000
P-1, A-1	Lloyds Bank PLC (NY Branch)	1.130%	04/13/2009	100,000,000	100,000,000
P-1, A-1	Lloyds Bank PLC (NY Branch)	1.180%	05/13/2009	150,000,000	150,000,000

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

	Name of Issuer	Interest	Maturity	Principal	Amortized
Rating*	and Title of Issue	Rate	Date	Amount	Cost †

	YANKEE CERTIFICATES OF DEPOSIT — (continued)
P-1, A-1	Lloyds Bank PLC (NY Branch)	0.930%	05/26/2009	$150,000,000	$150,000,000
P-1, A-1+	National Australia Bank	0.720%	04/21/2009	150,000,000	150,000,000
P-1, A-1+	Rabobank Nederland NY	0.800%	05/11/2009	150,000,000	150,000,000
P-1, A-1+	Rabobank Nederland NY	0.800%	05/15/2009	150,000,000	150,000,000
P-1, A-1+	Rabobank Nederland NY	0.650%	06/24/2009	200,000,000	200,000,000
P-1, A-1+	Societe Generale	0.850%	04/06/2009	150,000,000	150,000,000
P-1, A-1+	Societe Generale	0.850%	04/14/2009	150,000,000	150,000,000
P-1, A-1+	Svenska Handelsbanken	0.950%	04/08/2009	200,000,000	200,001,940
P-1, A-1+	Svenska Handelsbanken	0.935%	05/13/2009	300,000,000	300,001,746
P-1, A-1+	Toronto-Dominion	0.650%	06/17/2009	100,000,000	100,000,000

	TOTAL YANKEE CERTIFICATES OF DEPOSIT				4,575,003,686

	EURODOLLAR CERTIFICATES OF DEPOSIT — 8.38%
	Bank Foreign — 8.38%
P-1, A-1+	Commonwealth Bank Australia	0.900%	05/12/2009	195,000,000	195,000,000
P-1, A-1+	ING Bank Amsterdam	1.260%	06/04/2009	200,000,000	200,000,000
P-1, A-1+	ING Bank Amsterdam	1.330%	06/12/2009	150,000,000	150,000,000
P-1, A-1+	ING Bank Amsterdam	1.290%	06/19/2009	125,000,000	125,000,000
P-1, A-1+	National Australia Bank	0.650%	06/25/2009	150,000,000	150,000,000

	TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT				820,000,000

	BANK NOTES — 9.97%
	Bank Domestic — 9.97%
Aa3, AA+	Bank of America NA (b)	1.449%	08/25/2009	300,000,000	300,000,000
Aa3, AA	Bank of America NA (b) (c)	1.397%	10/02/2009	675,000,000	675,000,000

	TOTAL BANK NOTES				975,000,000

	MEDIUM TERM NOTES — 3.45%
	Bank Foreign — 2.48%
Aa3, A+	Royal Bank of Scotland PLC (b) (c)	1.720%	10/09/2009	$242,000,000	$242,000,000

	Finance Non-Captive Diversified — 0.97%
Aa2, AAA	General Electric Capital Corp. (b)	0.562%	09/24/2009	95,000,000	95,000,000

	TOTAL MEDIUM TERM NOTES				337,000,000

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

	Name of Issuer	Interest	Maturity	Principal	Amortized
Rating*	and Title of Issue	Rate	Date	Amount	Cost †

	REPURCHASE AGREEMENTS — 13.99%
P-1, A-1	Bank of America Tri Party, 0.250% dated 3/31/09 (collateralized by a FNMA, 5.000% due 7/1/35 valued at $542,612,460); proceeds $531,976,694	0.250%	04/01/2009	531,973,000	531,973,000
P-1, A-1	Barclays Capital Tri Party, 0.180% dated 3/31/09 (collateralized by a U.S. Treasury Note, 1.500% due 10/31/10 valued at $216,240,059); proceeds $212,001,060	0.180%	04/01/2009	212,000,000	212,000,000
P-1, A-1+	BNP Paribas Tri Party, 0.180% dated 3/31/09 (collateralized by various U.S. Government Obligations, 1.250% - 6.500% due 04/06/09 - 10/17/36 valued at $255,004,345); proceeds $250,001,250	0.180%	04/01/2009	250,000,000	250,000,000
P-1, A-1	Citigroup-Holdings Co. Tri Party, 0.250% dated 3/31/09 (collateralized by various U.S. Government Obligations, 4.000% - 6.000% due 9/1/13 - 4/1/39 valued at $153,000,000); proceeds $150,001,042	0.250%	04/01/2009	150,000,000	150,000,000
P-1, A-1	UBS Warburg Tri Party, 0.250% dated 3/31/09 (collateralized by various FNMAs, 5.000% - 5.500% due 1/1/19 - 12/1/34 valued at $228,481,657); proceeds $224,001,556	0.250%	04/01/2009	224,000,000	224,000,000

	TOTAL REPURCHASE AGREEMENTS				1,367,973,000

	TOTAL INVESTMENTS — 99.93%				$9,773,475,519
	OTHER ASSETS LESS LIABILITIES — 0.07%				7,101,180

	NET ASSETS — 100.00%				$9,780,576,699

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s Portfolio Manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 10.73% of net assets as of March 31, 2009.

(b)	Floating Rate Note — Interest rate shown is rate in effect at March 31, 2009. Date disclosed is the next interest rate reset date.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 9.38% of net assets as of March 31, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

†	As permitted under Rule 2A-7 of the Investment Company Act of 1940, as amended, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

*	Standard & Poor’s, Moody’s rating.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)
The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Fund’s investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s assets carried at fair value:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	9,773,475,519
Level 3 — Significant Unobservable Inputs	—

Total	$9,773,475,519

On April 9, 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff position (“FSP”) No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management is currently evaluating the impact the adoption FSP 157-4 will have on the Funds’ or Investment Company’s financial statement disclosures.
On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and believes the adoption of FAS 161 will have no material impact on the Fund’s financial statements.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By:	/s/ James E. Ross

James E. Ross
President

By:	/s/ Gary L. French

Gary L. French
Treasurer

Date:	May 22, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross

James E. Ross
President

By:	/s/ Gary L. French

Gary L. French
Treasurer

Date:	May 22, 2009